Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Pennsylvania Fund))	0 Months Ended
Jun. 28, 2012
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
Class A
Average Annual Return:
1 Year	5.52%
5 Years	3.81%
10 Years	4.59%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.51%
5 Years	3.74%
10 Years	4.56%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.06%
5 Years	3.84%
10 Years	4.55%
Class B
Average Annual Return:
1 Year	5.67%
5 Years	3.71%
10 Years	4.41%
Class C
Average Annual Return:
1 Year	8.67%
5 Years	3.97%
10 Years	4.27%